Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Government grant revenue			$ 100
Operating expenses:
Research and development		2,804	1,608
General and administrative		24,902	2,992
Total operating expenses		27,706	4,600
Loss from operations		(27,706)	(4,500)
Other income (expenses)
Loss on change in the fair value of convertible notes	[1]	(3,378)	(311)
Gain on the change in fair value of warrant liabilities		895
Loss on the change in fair value of digital assets		(555)
Interest expense (including related parties amounts of $1,330 and $2,400 for the years ended December 31, 2025 and 2024, respectively)		(2,521)	(4,424)
Financing costs		(2,574)
Other income		16	5
Total other expense, net		(8,117)	(4,730)
Net loss		$ (35,823)	$ (9,230)
Net loss per share, basic (in Dollars per share)		$ (107.01)	$ (357.14)
Net loss per share, diluted (in Dollars per share)		$ (107.01)	$ (357.14)
Weighted-average common shares outstanding, basic (in Shares)		334,762	25,844
Weighted-average common shares outstanding, diluted (in Shares)		334,762	25,844

[1]	Loss on change in the fair value of convertible notes comprises of $3.1 million in aggregate loss on the change in fair value of loans payable, Tasly convertible notes and convertible promissory notes, and $0.3 million in cash interest paid on the Company’s loans payable for the year ended December 31, 2025.